GENERAL (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2021	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit			$ 85,331	$ 77,464
Net cash used in operating activities			6,514	7,660
Cash, cash equivalents and restricted cash			3,952	$ 1,210	$ 2,801
Net working capital			$ 5,343
Reduction in operating expenses (as a percent)			36.00%
Amount of secured financing					20,000
Remaining available secured financing					$ 6,000
Amount raised from private equity placement		$ 3,200
Subsequent Event [Member]
Gross proceeds of subordinated debt	$ 7,000
Secured Credit Facility [Member] | Fortress Investment Group [Member]
Remaining available secured financing			$ 6,000